CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	386,503,123	400,069,875
Ordinary shares, shares outstanding (in shares)	409,339,219	400,069,875
Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	409,339,219	400,069,875
Ordinary shares, shares outstanding (in shares)	386,503,123	400,069,875